united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

RESQ Dynamic Allocation Fund

Class A (RQEAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.20%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund outperformed its benchmark.

During the fourth quarter of 2024, the Fund’s exposure to China contributed positively to performance, especially as the benchmark delivered slightly negative returns. Technology positions also helped drive outperformance. The first quarter of 2025 brought increased market volatility. By the end of March, the Fund had raised its cash levels to approximately 15%. The bear market that followed was triggered by the announcement of tariffs. As those extreme tariffs were rolled back, the markets began to recover. The initial decline was significant enough to trigger longer-term bear market signals. As a result, the Adviser viewed rallies to the 200-day moving average as selling opportunities. Stocks bottomed on April 7th and broke above the 200-day moving average on May 12th. The Adviser's indicators flipped back to buy signals in May, prompting a shift from selling rallies to buying dips. The Fund delivered a strong third quarter, helping to recoup much of the underperformance from the previous quarter. The Fund gained 11.7%, outperforming its benchmark by 4.43%. Once again, Technology and China exposure were key contributors to this outperformance. Over the past 12 months, the Fund has navigated market volatility effectively. While narrow market leadership remains a concern, the Fund has maintained exposure to those leading sectors. The sharp V-shaped recovery in March and April was difficult to navigate, but the Adviser's indicators turned positive relatively quickly, and that ultimately proved to be the right call.

Although there was underperformance due to adopting a defensive posture in the second quarter, the Fund was able to pivot and recover much of that in the following quarter. Looking at current valuation metrics, the market appears fairly valued to overvalued, depending on the metric. While markets can remain expensive for extended periods, we must remain patient and wait for a clear break in the trend.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

RESQ Dynamic Allocation Fund
RESQ Dynamic Allocation Fund - with load
MSCI World Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$32,260
$14,449
$13,616
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	RESQ Dynamic Allocation Fund	RESQ Dynamic Allocation Fund - with load	MSCI World Index	S&P 500® Index
Sep-2015	$10,000	$9,423	$10,000	$10,000
Sep-2016	$9,723	$9,162	$11,136	$11,543
Sep-2017	$10,473	$9,869	$13,159	$13,691
Sep-2018	$11,109	$10,468	$14,637	$16,143
Sep-2019	$10,416	$9,815	$14,905	$16,830
Sep-2020	$10,869	$10,242	$16,456	$19,380
Sep-2021	$11,239	$10,591	$21,199	$25,194
Sep-2022	$8,942	$8,426	$17,037	$21,296
Sep-2023	$10,355	$9,758	$20,777	$25,900
Sep-2024	$12,068	$11,372	$27,514	$35,315
Sep-2025	$14,449	$13,616	$32,260	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund
Without Load	19.73%	5.86%	3.75%
With Load	12.89%	4.62%	3.13%
MSCI World Index	17.25%	14.41%	12.43%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
86.0%
Money Market Funds
6.7%
Specialty
0.6%
Other Assets in Excess of Liabilities
6.7%

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

RESQ Dynamic Allocation Fund - Class A (RQEAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-RQEAX

RESQ Dynamic Allocation Fund

Class C (RQECX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$307	2.80%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund outperformed its benchmark.

During the fourth quarter of 2024, the Fund’s exposure to China contributed positively to performance, especially as the benchmark delivered slightly negative returns. Technology positions also helped drive outperformance. The first quarter of 2025 brought increased market volatility. By the end of March, the Fund had raised its cash levels to approximately 15%. The bear market that followed was triggered by the announcement of tariffs. As those extreme tariffs were rolled back, the markets began to recover. The initial decline was significant enough to trigger longer-term bear market signals. As a result, the Adviser viewed rallies to the 200-day moving average as selling opportunities. Stocks bottomed on April 7th and broke above the 200-day moving average on May 12th. The Adviser's indicators flipped back to buy signals in May, prompting a shift from selling rallies to buying dips. The Fund delivered a strong third quarter, helping to recoup much of the underperformance from the previous quarter. The Fund gained 11.7%, outperforming its benchmark by 4.43%. Once again, Technology and China exposure were key contributors to this outperformance. Over the past 12 months, the Fund has navigated market volatility effectively. While narrow market leadership remains a concern, the Fund has maintained exposure to those leading sectors. The sharp V-shaped recovery in March and April was difficult to navigate, but the Adviser's indicators turned positive relatively quickly, and that ultimately proved to be the right call.

Although there was underperformance due to adopting a defensive posture in the second quarter, the Fund was able to pivot and recover much of that in the following quarter. Looking at current valuation metrics, the market appears fairly valued to overvalued, depending on the metric. While markets can remain expensive for extended periods, we must remain patient and wait for a clear break in the trend.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

RESQ Dynamic Allocation Fund
MSCI World Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$32,260
$13,584
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	RESQ Dynamic Allocation Fund	MSCI World Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$9,652	$11,136	$11,543
Sep-2017	$10,336	$13,159	$13,691
Sep-2018	$10,892	$14,637	$16,143
Sep-2019	$10,151	$14,905	$16,830
Sep-2020	$10,521	$16,456	$19,380
Sep-2021	$10,823	$21,199	$25,194
Sep-2022	$8,558	$17,037	$21,296
Sep-2023	$9,847	$20,777	$25,900
Sep-2024	$11,411	$27,514	$35,315
Sep-2025	$13,584	$32,260	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund	19.04%	5.24%	3.11%
MSCI World Index	17.25%	14.41%	12.43%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

RESQ Dynamic Allocation Fund - Class C (RQECX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-RQECX

RESQ Dynamic Allocation Fund

Class I (RQEIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$198	1.80%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund outperformed its benchmark.

During the fourth quarter of 2024, the Fund’s exposure to China contributed positively to performance, especially as the benchmark delivered slightly negative returns. Technology positions also helped drive outperformance. The first quarter of 2025 brought increased market volatility. By the end of March, the Fund had raised its cash levels to approximately 15%. The bear market that followed was triggered by the announcement of tariffs. As those extreme tariffs were rolled back, the markets began to recover. The initial decline was significant enough to trigger longer-term bear market signals. As a result, the Adviser viewed rallies to the 200-day moving average as selling opportunities. Stocks bottomed on April 7th and broke above the 200-day moving average on May 12th. The Adviser's indicators flipped back to buy signals in May, prompting a shift from selling rallies to buying dips. The Fund delivered a strong third quarter, helping to recoup much of the underperformance from the previous quarter. The Fund gained 11.7%, outperforming its benchmark by 4.43%. Once again, Technology and China exposure were key contributors to this outperformance. Over the past 12 months, the Fund has navigated market volatility effectively. While narrow market leadership remains a concern, the Fund has maintained exposure to those leading sectors. The sharp V-shaped recovery in March and April was difficult to navigate, but the Adviser's indicators turned positive relatively quickly, and that ultimately proved to be the right call.

Although there was underperformance due to adopting a defensive posture in the second quarter, the Fund was able to pivot and recover much of that in the following quarter. Looking at current valuation metrics, the market appears fairly valued to overvalued, depending on the metric. While markets can remain expensive for extended periods, we must remain patient and wait for a clear break in the trend.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

RESQ Dynamic Allocation Fund
MSCI World Index
S&P 500® Index
$425,000
$340,000
$255,000
$170,000
$85,000
$0
$415,297
$322,601
$150,461
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	RESQ Dynamic Allocation Fund	MSCI World Index	S&P 500® Index
Sep-2015	$100,000	$100,000	$100,000
Sep-2016	$97,592	$111,358	$115,430
Sep-2017	$105,619	$131,586	$136,911
Sep-2018	$112,615	$146,373	$161,433
Sep-2019	$105,963	$149,048	$168,300
Sep-2020	$110,973	$164,560	$193,796
Sep-2021	$115,228	$211,988	$251,944
Sep-2022	$91,968	$170,368	$212,963
Sep-2023	$106,854	$207,771	$259,000
Sep-2024	$125,075	$275,144	$353,150
Sep-2025	$150,461	$322,601	$415,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund	20.30%	6.28%	4.17%
MSCI World Index	17.25%	14.41%	12.43%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

RESQ Dynamic Allocation Fund - Class I (RQEIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-RQEIX

RESQ Strategic Income Fund

Class A (RQIAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	2.20%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund’s performance was shaped by the conviction allocation to long-duration U.S. Treasuries. Entering 2025, the Fund was positioned for slowing growth and potential recessionary pressures that, in the Adviser's view, would ultimately drive yields lower. Instead, yields rose sharply in the first quarter as the Federal Reserve reinforced its “higher for longer” stance, resulting in losses consistent with other long-duration Treasury strategies.

The Fund’s choice to emphasize Treasuries over credit was intentional, reflecting the Fund's preference for high-quality government exposure amid late-cycle risks and tighter financial conditions. While credit sectors added to broad bond index returns, the Fund’s allocation favored the defensive characteristics of Treasuries, which should prove advantageous should economic growth weaken.

Although the Fund experienced early headwinds, performance has since rebounded as yields reset and Treasury markets stabilized. As of September 30, 2025, the Fund was up 0.97% year-to-date. This recovery highlights the resiliency of Treasuries in a more cautious environment and reinforces the Fund's strategy of maintaining quality, interest rate–sensitive exposure in anticipation of a softer economic backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

RESQ Strategic Income Fund
RESQ Strategic Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Dow Jones Conservative Portfolio Index
$15,000
$10,000
$5,000
$0
$13,157
$11,998
$7,753
$7,384
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	RESQ Strategic Income Fund	RESQ Strategic Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Dow Jones Conservative Portfolio Index
Sep-2015	$10,000	$9,524	$10,000	$10,000
Sep-2016	$9,768	$9,303	$10,519	$10,605
Sep-2017	$10,082	$9,602	$10,527	$10,787
Sep-2018	$9,486	$9,034	$10,399	$10,999
Sep-2019	$9,403	$8,955	$11,470	$11,575
Sep-2020	$10,004	$9,528	$12,271	$12,200
Sep-2021	$9,738	$9,275	$12,161	$12,633
Sep-2022	$8,047	$7,663	$10,385	$10,600
Sep-2023	$7,571	$7,211	$10,452	$11,212
Sep-2024	$8,548	$8,141	$11,662	$12,389
Sep-2025	$7,753	$7,384	$11,998	$13,157

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund
Without Load	-9.29%	-4.97%	-2.51%
With Load	-13.55%	-5.89%	-2.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$30,413,662
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$237,566
Portfolio Turnover	126%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.0%
Money Market Funds	7.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.2%
Money Market Funds
7.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	7.0%
Fixed Income	93.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	17.3%
Vanguard Long-Term Treasury ETF	15.5%
Vanguard Short-Term Treasury ETF	11.6%
iShares 1-3 Year Treasury Bond ETF	10.8%
JPMorgan Ultra-Short Income ETF	10.8%
Vanguard Extended Duration Treasury ETF	10.1%
iShares Short Treasury Bond ETF	9.8%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	7.3%
First American Government Obligations Fund, Class X	7.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

RESQ Strategic Income Fund - Class A (RQIAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-RQIAX

RESQ Strategic Income Fund

Class I (RQIIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$172	1.80%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund’s performance was shaped by the conviction allocation to long-duration U.S. Treasuries. Entering 2025, the Fund was positioned for slowing growth and potential recessionary pressures that, in the Adviser's view, would ultimately drive yields lower. Instead, yields rose sharply in the first quarter as the Federal Reserve reinforced its “higher for longer” stance, resulting in losses consistent with other long-duration Treasury strategies.

The Fund’s choice to emphasize Treasuries over credit was intentional, reflecting the Fund's preference for high-quality government exposure amid late-cycle risks and tighter financial conditions. While credit sectors added to broad bond index returns, the Fund’s allocation favored the defensive characteristics of Treasuries, which should prove advantageous should economic growth weaken.

Although the Fund experienced early headwinds, performance has since rebounded as yields reset and Treasury markets stabilized. As of September 30, 2025, the Fund was up 0.97% year-to-date. This recovery highlights the resiliency of Treasuries in a more cautious environment and reinforces the Fund's strategy of maintaining quality, interest rate–sensitive exposure in anticipation of a softer economic backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

RESQ Strategic Income Fund
Bloomberg U.S. Aggregate Bond Index
Dow Jones Conservative Portfolio Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$131,571
$119,978
$80,964
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	RESQ Strategic Income Fund	Bloomberg U.S. Aggregate Bond Index	Dow Jones Conservative Portfolio Index
Sep-2015	$100,000	$100,000	$100,000
Sep-2016	$98,019	$105,193	$106,054
Sep-2017	$101,654	$105,269	$107,873
Sep-2018	$96,045	$103,989	$109,994
Sep-2019	$95,823	$114,696	$115,751
Sep-2020	$102,438	$122,707	$121,997
Sep-2021	$100,021	$121,608	$126,327
Sep-2022	$82,903	$103,854	$106,000
Sep-2023	$78,464	$104,523	$112,119
Sep-2024	$88,811	$116,615	$123,887
Sep-2025	$80,964	$119,978	$131,571

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund	-8.83%	-4.60%	-2.09%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$30,413,662
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$237,566
Portfolio Turnover	126%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.0%
Money Market Funds	7.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	7.0%
Fixed Income	93.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	17.3%
Vanguard Long-Term Treasury ETF	15.5%
Vanguard Short-Term Treasury ETF	11.6%
iShares 1-3 Year Treasury Bond ETF	10.8%
JPMorgan Ultra-Short Income ETF	10.8%
Vanguard Extended Duration Treasury ETF	10.1%
iShares Short Treasury Bond ETF	9.8%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	7.3%
First American Government Obligations Fund, Class X	7.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

RESQ Strategic Income Fund - Class I (RQIIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.resqfunds.com/shareholder_reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-RQIIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $32,000 2024 $30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $7,500 2024 $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Additional Information
September 30, 2025

RESQ Dynamic Allocation Fund
Class A - RQEAX
Class C - RQECX
Class I - RQEIX

RESQ Strategic Income Fund
Class A - RQIAX
Class I - RQIIX

1-877-940-2526

www.RESQFunds.com

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.6%
	EQUITY - 86.0%
17,800	Amplify Transformational Data Sharing ETF	$1,193,312
44,400	CoinShares Bitcoin Mining ETF	1,964,256
8,200	Communication Services Select Sector SPDR Fund	970,634
4,900	Consumer Discretionary Select Sector SPDR Fund	1,174,236
6,900	Consumer Staples Select Sector SPDR Fund	540,753
40,000	Direxion Daily S&P 500 Bear 3X Shares	1,519,600
20,000	Direxion Daily Technology Bear 3X Shares	386,800
3,850	Energy Select Sector SPDR Fund	343,959
26,200	Financial Select Sector SPDR Fund	1,411,394
18,200	Global X Blockchain ETF	1,570,296
7,263	Health Care Select Sector SPDR Fund	1,010,792
5,900	Industrial Select Sector SPDR Fund	909,957
66,400	Invesco China Technology ETF	3,918,263
77,400	iShares China Large-Cap ETF	3,184,236
27,200	iShares MSCI ACWI ETF	3,760,128
11,200	iShares MSCI Spain ETF	554,400
9,100	iShares U.S. Utilities ETF	1,009,190
85,000	KraneShares Bosera MSCI China A 50 Connect Index	2,555,950
2,200	Materials Select Sector SPDR Fund	197,164
4,800	Real Estate Select Sector SPDR Fund	202,224
11,300	Technology Select Sector SPDR Fund	3,185,018
4,000	Vanguard S&P 500 ETF	2,449,520
		34,012,082
	SPECIALTY - 0.6%
14,500	ProShares UltraPro Short QQQ	220,835

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,395,242)	34,232,917

See accompanying notes to financial statements.

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
2,653,636	First American Government Obligations Fund, Class X, 4.05% (Cost $2,653,636)(a)	$2,653,636

	TOTAL INVESTMENTS - 93.3% (Cost $30,048,878)	$36,886,553
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%	2,651,356
	NET ASSETS - 100.0%	$39,537,909

ACWI	- All County World Index

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.2%
	FIXED INCOME - 93.2%
55,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$2,209,900
39,700	iShares 1-3 Year Treasury Bond ETF	3,293,512
27,000	iShares Short Treasury Bond ETF	2,983,230
64,500	JPMorgan Ultra-Short Income ETF	3,272,085
195,000	SPDR Portfolio Long Term Treasury ETF	5,255,250
45,000	Vanguard Extended Duration Treasury ETF	3,080,250
83,000	Vanguard Long-Term Treasury ETF	4,719,380
60,000	Vanguard Short-Term Treasury ETF	3,531,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,289,136)	28,344,607

	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUNDS - 7.0%
2,123,962	First American Government Obligations Fund, Class X, 4.05% (Cost $2,123,962) (a)	2,123,962

	TOTAL INVESTMENTS - 100.2% (Cost $30,413,098)	$30,468,569
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(54,907)
	NET ASSETS - 100.0%	$30,413,662

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Assets and Liabilities
September 30, 2025

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Assets
Investment securities, at cost	$30,048,878	$30,413,098
Investment securities, at value	$36,886,553	$30,468,569
Receivable for investments sold	$2,681,188	$—
Dividends and interest receivable	15,893	6,931
Prepaid expenses and other assets	24,110	15,121
Total Assets	39,607,744	30,490,621
Liabilities
Accrued advisory fees	27,696	28,075
Distribution (12b-1) fees payable	11,717	9,497
Payable to Related Parties	10,921	18,988
Other accrued expenses	19,501	20,399
Total Liabilities	69,835	76,959
Net Assets	$39,537,909	$30,413,662
Net Assets consist of:
Paid-in capital	32,157,082	43,493,393
Accumulated earnings (deficits)	7,380,827	(13,079,731)
Net Assets	$39,537,909	$30,413,662
Class A
Net Assets	$36,599,047	$28,804,493
Shares outstanding (unlimited number of shares authorized, no par value)	2,941,605	4,199,976
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.44	$6.86
Maximum offering price per share (net asset value plus maximum sales charge)	$13.20	$7.20
Net asset value maximum sales charge	5.75%	4.75%
Class C(b)
Net Assets	$30,520
Shares outstanding (unlimited number of shares authorized, no par value)	2,611	—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.69	$—
Class I
Net Assets	$2,908,342	$1,609,169
Shares outstanding (unlimited number of shares authorized, no par value)	224,126	231,895
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.98	$6.94

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Operations
For the Year Ended September 30, 2025

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Investment Income
Dividend income	$583,292	$1,163,546
Interest income	156,283	75,240
Total investment income	739,575	1,238,786

Expenses
Investment advisor fees	429,071	351,618
Distribution (12b-1) fees:
Class A	132,554	111,089
Class C(a)	273	11
Registration and filing fees	68,672	69,972
Administration fees	62,487	60,987
Transfer agent fees	40,417	38,407
Fund accounting fees	34,925	29,290
Audit fees	21,247	21,246
Trustees’ fees	17,496	17,496
Compliance officer fees	16,501	15,501
Legal fees	15,001	16,001
Printing expense	7,508	7,508
Custody fees	5,003	5,003
Third party administrative service fees	3,499	2,198
Insurance expense	2,802	2,902
Miscellaneous expense	4,003	3,503
Total expenses	861,459	752,732
(Less) expenses waived by adviser	(84,641)	(114,052)
Net operating expenses	776,818	638,680
Net Investment Income (Loss)	(37,243)	600,106

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Investments	1,265,674	(2,436,259)
	1,265,674	(2,436,259)
Net Change in Unrealized Appreciation (Depreciation):
Investments	5,266,951	(717,690)
	5,266,951	(717,690)

Net Realized and Change in Unrealized Gain (Loss) on Investments	6,532,625	(3,153,949)
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,495,382	$(2,553,843)

(a)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September
	30, 2025	30, 2024	30, 2025 (a)	30, 2024
Operations
Net investment income (loss)	$(37,243)	$(75,971)	$600,106	$642,184
Net realized gain (loss) from investment transactions	1,265,674	159,462	(2,436,259)	(1,252,983)
Net change in unrealized gain (loss) of investment transactions	5,266,951	4,783,936	(717,690)	3,826,529
Net increase (decrease) in Net Assets Resulting From Operations	6,495,382	4,867,427	(2,553,843)	3,215,730

Distributions to Shareholders
Distributions paid:
Class A	—	—	(567,936)	(607,831)
Class C(a)	—	—	(8)	(192)
Class I	—	—	(38,348)	(34,161)
Return of capital:
Class A	—	(82,039)	—	(3,525)
Class C(a)	—	(15)	—	(1)
Class I	—	(8,407)	—	(193)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(90,461)	(606,292)	(645,903)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	4,918,526	2,740,083	9,168,769	3,330,576
Class I	34,950	581,231	340,223	580,778
Proceeds from redemption fees:
Class A	1,707	720	1,849	309
Reinvestment of distributions:
Class A	—	81,925	567,564	610,587
Class C(a)	—	15	8	193
Class I	—	8,407	38,348	34,354
Cost of shares redeemed:
Class A	(4,788,905)	(5,124,372)	(4,355,790)	(4,723,765)
Class C(a)	—	—	(10,827)	—
Class I	(130,127)	(213,022)	(77,574)	(236,633)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	36,151	(1,925,013)	5,672,570	(403,601)

Net Increase in Net Assets	6,531,533	2,851,953	2,512,435	2,166,226

(a)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets (continued)

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September
	30, 2025	30, 2024	30, 2025 (a)	30, 2024
Net Assets
Beginning of year	33,006,376	30,154,423	27,901,227	25,735,001
End of year	$39,537,909	$33,006,376	$30,413,662	$27,901,227

Share Transactions - Class A
Shares sold	437,624	291,448	1,313,089	447,581
Shares issued in reinvestment of distributions	—	9,039	81,790	83,760
Shares redeemed	(428,680)	(538,177)	(619,121)	(642,638)
Total Class A	8,944	(237,690)	775,758	(111,297)

Share Transactions - Class C(a)
Shares issued in reinvestment of distributions	—	2	1	27
Shares redeemed	—	—	(1,514)	—
Total Class C	—	2	(1,513)	27

Share Transactions - Class I
Shares sold	3,096	58,430	48,772	78,783
Shares issued in reinvestment of distributions	—	890	5,459	4,645
Shares redeemed	(11,165)	(21,538)	(10,436)	(30,772)
Total Class I	(8,069)	37,782	43,795	52,656

(a)	As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class A
Financial Highlights
(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2025	30, 2024	30, 2023	30, 2022	30, 2021
Net asset value, beginning of year	$10.39	$8.94	$7.72	$9.72	$9.40
Investment operations:
Net investment loss (a)(e)	(0.01)	(0.02)	(0.07)	(0.02)	(0.12)
Net realized and unrealized gain (loss) on investments	2.06	1.50	1.29	(1.96)	0.44
Total from investment operations	2.05	1.48	1.22	(1.98)	0.32
Less distributions to shareholders from:
Return of capital	—	(0.03)	—	(0.02)	—
Total distributions	—	(0.03)	—	(0.02)	—
Paid in capital from redemption fees	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value, end of year	$12.44	$10.39	$8.94	$7.72	$9.72
Total Return (c)	19.73%	16.54%	15.80%	(20.44)%	3.40%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$36,599	$30,474	$28,332	$26,305	$34,558
Ratio of expenses to:
average net assets, before reimbursement(d)	2.44%	2.48%	2.50%	2.41%	2.26%
average net assets, net of reimbursement(d)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets(d)(e)	(0.13)%	(0.26)%	(0.81)%	(0.30)%	(1.13)%
Portfolio turnover rate	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class C
Financial Highlights
(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2025	30, 2024	30, 2023	30, 2022	30, 2021
Net asset value, beginning of year	$9.82	$8.48	$7.37	$9.32	$9.06
Investment operations:
Net investment loss (a)(d)	(0.07)	(0.08)	(0.12)	(0.07)	(0.16)
Net realized and unrealized gain (loss) on investments	1.94	1.43	1.23	(1.88)	0.42
Total from investment operations	1.87	1.35	1.11	(1.95)	0.26
Less distributions to shareholders from:
Return of capital	—	(0.01)	—	—	—
Total distributions	—	(0.01)	—	—	—
Net asset value, end of year	$11.69	$9.82	$8.48	$7.37	$9.32
Total Return (b)	19.04%	15.88%	15.06%	(20.92)%	2.87%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$31	$26	$22	$19	$24
Ratio of expenses to:
average net assets, before reimbursement(c)	3.04%	3.08%	3.10%	3.01%	2.86%
average net assets, net of reimbursement(c)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment loss to average net assets(c)(d)	(0.71)%	(0.86)%	(1.40)%	(0.91)%	(1.59)%
Portfolio turnover rate	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class I
Financial Highlights
(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2025	30, 2024	30, 2023	30, 2022	30, 2021
Net asset value, beginning of year	$10.79	$9.26	$7.97	$10.02	$9.65
Investment operations:
Net investment income (loss) (a)(d)	0.03	0.01	(0.02)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	2.16	1.56	1.31	(2.03)	0.45
Total from investment operations	2.19	1.57	1.29	(2.02)	0.37
Less distributions to shareholders from:
Return of capital	—	(0.04)	—	(0.03)	—
Total distributions	—	(0.04)	—	(0.03)	—
Net asset value, end of year	$12.98	$10.79	$9.26	$7.97	$10.02
Total Return (b)	20.30%	17.05%	16.19%	(20.19)%	3.83%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,908	$2,506	$1,801	$175	$262
Ratio of expenses to:
average net assets, before reimbursement(c)	2.04%	2.08%	2.10%	2.01%	1.86%
average net assets, net of reimbursement(c)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets(c)(d)	0.27%	0.08%	(0.26)%	0.13%	(0.72)%
Portfolio turnover rate	90%	127%	190%	691%	441%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class A
Financial Highlights
(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2025	30, 2024	30, 2023	30, 2022	30, 2021
Net asset value, beginning of year	$7.72	$7.00	$7.53	$9.18	$9.44
Investment operations:
Net investment income (loss) (a)(e)	0.14	0.17	0.09	0.04	(0.07)
Net realized and unrealized gain (loss) on investments	(0.86)	0.72	(0.53)	(1.63)	(0.18)
Total from investment operations	(0.72)	0.89	(0.44)	(1.59)	(0.25)
Less distributions to shareholders from:
Net investment income	(0.14)	(0.17)	(0.09)	—	(0.01)
Return of capital	—	— (b)	—	(0.06)	—
Total distributions	(0.14)	(0.17)	(0.09)	(0.06)	(0.01)
Paid in capital from redemption fees	— (b)	— (b)	—	— (b)	— (b)
Net asset value, end of year	$6.86	$7.72	$7.00	$7.53	$9.18
Total Return (c)	(9.29)%	12.90%	(5.91)%	(17.37)%	(2.66)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$28,804	$26,422	$24,766	$26,162	$32,532
Ratio of expenses to:
average net assets, before reimbursement(d)	2.59%	2.63%	2.54%	2.46%	2.34%
average net assets, net of reimbursement(d)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets(d)(e)	2.03%	2.32%	1.20%	0.54%	(0.70)%
Portfolio turnover rate	126%	296%	221%	713%	318%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class I
Financial Highlights
(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2025	30, 2024	30, 2023	30, 2022	30, 2021
Net asset value, beginning of year	$7.80	$7.08	$7.60	$9.27	$9.52
Investment operations:
Net investment income (loss) (a)(e)	0.17	0.19	0.13	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	(0.86)	0.73	(0.53)	(1.67)	(0.19)
Total from investment operations	(0.69)	0.92	(0.40)	(1.59)	(0.22)
Less distributions to shareholders from:
Net investment income	(0.17)	(0.20)	(0.12)	—	(0.03)
Return of capital	—	— (b)	—	(0.08)	—
Total distributions	(0.17)	(0.20)	(0.12)	(0.08)	(0.03)
Net asset value, end of year	$6.94	$7.80	$7.08	$7.60	$9.27
Total Return (c)	(8.83)%	13.19%	(5.36)%	(17.11)%	(2.36)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,609	$1,468	$959	$2	$3
Ratio of expenses to:
average net assets, before reimbursement(d)	2.19%	2.23%	2.14%	2.06%	1.94%
average net assets, net of reimbursement(d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets(d)(e)	2.45%	2.58%	1.67%	0.96%	(0.29)%
Portfolio turnover rate	126%	296%	221%	713%	318%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

The RESQ Dynamic Allocation Fund currently offers three classes of shares: Class A, Class C and Class I shares. The RESQ Strategic Income Fund currently offers Class A and I shares. Class A and Class I shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. As of January 8, 2025, Class C shares of the RESQ Strategic Income Fund were dissolved. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C shares of RESQ Dynamic Allocation Fund and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect either Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,232,917	$—	$—	$34,232,917
Short-Term Investment	2,653,636	—	—	2,653,636
Total	$36,886,553	$—	$—	$36,886,553

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,344,607	$—	$—	$28,344,607
Short-Term Investment	2,123,962	—	—	2,123,962
Total	$30,468,569	$—	$—	$30,468,569

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedules of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2024 or expected to be taken in the Funds’ 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of each Fund’s average daily net assets. For the year ended September 30, 2025, the Advisor earned advisory fees of $429,071 and $351,618 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and reimburse the Funds for other expenses until at least February 1, 2026 to the extent necessary so that the total operating expenses incurred by a Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed the following:

	Class A	Class C	Class I
RESQ Dynamic Allocation Fund	2.20%	2.80%	1.80%
RESQ Strategic Income Fund	2.20%	N/A	1.80%

During the year ended September 30, 2025, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $84,641 and $114,052 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ written notice to the Advisor. As of September 30, 2025, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	September 30, 2026	September 30, 2027	September 30, 2028
RESQ Dynamic Allocation Fund	$91,961	$92,657	$84,641
RESQ Strategic Income Fund	$98,239	$119,377	$114,052

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2025, the Funds incurred distribution fees as follows:

	Class A	Class C
RESQ Dynamic Allocation Fund	$132,554	$273
RESQ Strategic Income Fund	$111,089	$11

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2025, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares or RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds is also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the year ended September 30, 2025, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund received $1,707 and $1,849 in redemption fees, respectively.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

5.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
RESQ Dynamic Allocation Fund	$28,520,922	$33,754,852
RESQ Strategic Income Fund	$44,188,935	$34,799,579

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$30,152,111	$8,506,046	$(1,771,604)	$6,734,442
RESQ Strategic Income Fund	30,829,261	346,718	(707,410)	(360,692)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2025	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	606,292	—	—	606,292

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2024	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$90,461	$90,461
RESQ Strategic Income Fund	642,184	—	3,719	645,903

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$646,385	$—	$—	$—	$—	$6,734,442	$7,380,827
RESQ Strategic Income Fund	19,218	—	(2,673,882)	(10,064,375)	—	(360,692)	(13,079,731)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Strategic Income Fund incurred and elected to defer such capital losses of $2,673,882.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$—	$—	$—	$811,454
RESQ Strategic Income Fund	8,381,273	1,683,102	10,064,375	—

Permanent book and tax differences, primarily attributable to adjustments for prior year tax returns, resulted in reclassifications for the fiscal year ended September 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Deficit)
RESQ Dynamic Allocation Fund	$—	$—
RESQ Strategic Income Fund	3,719	(3,719)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	61.88%
NFS LLC	RESQ Dynamic Allocation Fund	37.94%
Charles Schwab & Co.	RESQ Strategic Income Fund	62.36%
NFS LLC	RESQ Strategic Income Fund	37.64%

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023- 09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund and
Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

RESQ FUNDS
ADDITIONAL INFORMATION (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2025

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2025